Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Dec. 02, 2014	Dec. 31, 2014	Dec. 31, 2015
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Principal Outstanding			$ 2,337.5	$ 1,763.7
Fair Value Adjustment(3)	[1]		36.3	30.7
Total mortgage loans payable			2,373.8	1,794.4
High Street 99 [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	[2],[3]	5.52% paid monthly
Principal Outstanding	[3]		$ 185.0
Maturity	[3]		Nov. 11, 2015
Lincoln Centre [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	[2],[4]	5.51% paid monthly
Principal Outstanding	[4]		$ 153.0
Maturity	[4]		Feb. 01, 2016
Charleston Plaza [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	[2],[5],[6]	5.60% paid monthly
Principal Outstanding	[5],[6]		$ 35.5	34.7
Maturity	[5],[6]		Sep. 11, 2016
The Legend at Kierland [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	[2],[6],[7]	4.97% paid monthly
Principal Outstanding	[6],[7]		$ 21.8	21.8
Maturity	[6],[7]		Aug. 01, 2017
The Tradition at Kierland [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	[2],[6],[7]	4.97% paid monthly
Principal Outstanding	[6],[7]		$ 25.8	25.8
Maturity	[6],[7]		Aug. 01, 2017
Mass Court [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	[2],[6]	2.88% paid monthly
Principal Outstanding	[6]		$ 92.6	92.6
Maturity	[6]		Sep. 01, 2019
Red Canyon at Palomino Park [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	[2],[6],[8]	5.34% paid monthly
Principal Outstanding	[6],[8]		$ 27.1	27.1
Maturity	[6],[8]		Aug. 01, 2020
Green River at Palomino Park [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	[2],[6],[8]	5.34% paid monthly
Principal Outstanding	[6],[8]		$ 33.2	33.2
Maturity	[6],[8]		Aug. 01, 2020
Blue Ridge at Palomino Park [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	[2],[6],[8]	5.34% paid monthly
Principal Outstanding	[6],[8]		$ 33.4	33.4
Maturity	[6],[8]		Aug. 01, 2020
Ashford Meadows [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	[2],[6]	5.17% paid monthly
Principal Outstanding	[6]		$ 44.6	44.6
Maturity	[6]		Aug. 01, 2020
The Corner [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	[2],[6]	4.66% paid monthly
Principal Outstanding	[6]		$ 105.0	105.0
Maturity	[6]		Jun. 01, 2021
The Palatine [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	[2],[6]	4.25% paid monthly
Principal Outstanding	[6]		$ 80.0	80.0
Maturity	[6]		Jan. 10, 2022
The Forum at Carlsbad [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	[2],[6]	4.25% paid monthly
Principal Outstanding	[6]		$ 90.0	90.0
Maturity	[6]		Mar. 01, 2022
The Colorado [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	[2],[6]	3.69% paid monthly
Principal Outstanding	[6]		$ 91.7	91.7
Maturity	[6]		Nov. 01, 2022
The Legacy at Westwood [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	[2],[6]	3.69% paid monthly
Principal Outstanding	[6]		$ 46.7	46.7
Maturity	[6]		Nov. 01, 2022
Regents Court [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	[2],[6]	3.69% paid monthly
Principal Outstanding	[6]		$ 39.6	39.6
Maturity	[6]		Nov. 01, 2022
The Caruth [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	[2],[6]	3.69% paid monthly
Principal Outstanding	[6]		$ 45.0	45.0
Maturity	[6]		Nov. 01, 2022
Fourth And Madison [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	[2],[6]	3.75% paid monthly
Principal Outstanding	[6]		$ 200.0	200.0
Maturity	[6]		Jun. 01, 2023
Pennsylvania Avenue 1001 [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	[2]	3.70% paid monthly
Principal Outstanding			$ 330.0	330.0
Maturity			Jun. 01, 2023
Fremont 50 [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	[2],[6],[9]	3.75% paid monthly
Principal Outstanding	[6],[9]		$ 200.0
Maturity	[6],[9]		Jun. 01, 2023
H Street 1401 [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	[2],[6]	3.65% paid monthly
Principal Outstanding	[6]		$ 115.0	115.0
Maturity	[6]		Nov. 05, 2024
780 Third Avenue [Member] | Loan A [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	[2],[6]	3.55% paid monthly
Principal Outstanding	[6]		$ 150.0	150.0
Maturity	[6]		Aug. 01, 2025
780 Third Avenue [Member] | Loan B [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	[2],[6]	3.55% paid monthly
Principal Outstanding	[6]		$ 20.0	20.0
Maturity	[6]		Aug. 01, 2025
55 Second Street [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	[2],[6],[10]	3.74% paid monthly
Principal Outstanding	[6],[10]		$ 137.5	$ 137.5
Maturity	[6],[10]		Oct. 01, 2026
Publix at Weston Commons [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	[2],[6],[11]	5.08% paid monthly
Principal Outstanding	[6],[11]		$ 35.0
Maturity	[6],[11]		Jan. 01, 2036

[1]	The fair value adjustment consists of the difference (positive or negative) between the principal amount of the outstanding debt and the fair value of the outstanding debt. See Note 1-Organization and Significant Accounting Policies.
[2]	Interest rates are fixed, unless stated otherwise.
[3]	Mortgage loan was paid off on May 11, 2015.
[4]	Mortgage loan was paid off on August 5, 2015.
[5]	The mortgage is adjusted monthly for principal payments.
[6]	These properties are each owned by separate wholly owned subsidiaries of TIAA for benefit of the Account. The assets and credit of each of these borrowings entities are not available to satisfy the debts and other obligations of the Account or any other entity or person other than such borrowing entity.
[7]	Represents mortgage loans on these individual properties which are held within the Kierland Apartment portfolio.
[8]	Represents mortgage loans on these individual properties which are held within the Palomino Park portfolio.
[9]	This property was sold on February 12, 2015.
[10]	This mortgage includes of three individual loans, all with equal recourse, interest and maturity. The principal balances by loan are $79.0 million, $45.0 million, and $13.5 million.
[11]	Mortgage loan was paid off on October 1, 2015.